Equipment, Net	6 Months Ended
Jun. 30, 2025
Equipment, Net [Abstract]
EQUIPMENT, NET

8. EQUIPMENT, NET

Equipment consisted of the following:

	As of
	June 30, 2024	December 31, 2024
Cost:
Servers, computer and network equipment	140	140
Mining equipment	176,764	143,160
Total cost	176,904	143,300

Less: accumulated depreciation
- Servers, computers and network equipment	(125)	(114)
- Mining equipment	(86,392)	(67,279)
Total accumulated depreciation	(86,517)	(67,393)

Less: accumulated impairment loss	(19,861)	(19,926)

Equipment, net	70,526	55,981